Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$304,400.06

Principal:
Principal Collections	$5,959,091.72
Prepayments in Full	$1,752,158.33
Liquidation Proceeds	$25,116.80
Recoveries	$49,544.96
Sub Total	$7,785,911.81
Collections	$8,090,311.87

Purchase Amounts:
Purchase Amounts Related to Principal	$287,521.46
Purchase Amounts Related to Interest	$2,103.19
Sub Total	$289,624.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$8,379,936.52

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$8,379,936.52
Servicing Fee	$68,166.94	$68,166.94	$0.00	$0.00	$8,311,769.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$8,311,769.58
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$8,311,769.58
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$8,311,769.58
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$8,311,769.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,311,769.58
Interest - Class B Notes	$38,320.23	$38,320.23	$0.00	$0.00	$8,273,449.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,273,449.35
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$8,231,556.68
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,231,556.68
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$8,176,723.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$8,176,723.35
Regular Principal Payment	$7,883,385.99	$7,883,385.99	$0.00	$0.00	$293,337.36
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$293,337.36
Residual Released to Depositor	$0.00	$293,337.36	$0.00	$0.00	$0.00
Total		$8,379,936.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$7,883,385.99
Total					$7,883,385.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$7,883,385.99	$199.68	$38,320.23	$0.97	$7,921,706.22	$200.65
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$7,883,385.99	$5.87	$135,046.23	$0.10	$8,018,432.22	$5.97

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$27,371,590.35	0.6933027	$19,488,204.36	0.4936222
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$80,011,590.35	0.0596101	$72,128,204.36	0.0537368

Pool Information
Weighted Average APR	4.615%	4.660%
Weighted Average Remaining Term	16.99	16.35
Number of Receivables Outstanding	12,967	12,226
Pool Balance	$81,800,329.98	$73,678,506.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$80,011,590.35	$72,128,204.36
Pool Factor	0.0599717	0.0540172

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$1,550,302.33
Targeted Overcollateralization Amount	$1,550,302.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,550,302.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	49
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$97,934.98
(Recoveries)		98	$49,544.96
Net Loss for Current Collection Period			$48,390.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7099%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4641%
Second Preceding Collection Period			(0.1348)%
Preceding Collection Period			0.6642%
Current Collection Period			0.7470%
Four Month Average (Current and Preceding Three Collection Periods)			0.4351%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,134	$9,789,069.81
(Cumulative Recoveries)			$2,196,358.96
Cumulative Net Loss for All Collection Periods			$7,592,710.85
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5567%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,906.71
Average Net Loss for Receivables that have experienced a Realized Loss			$1,478.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.87%	308	$2,851,565.77
61-90 Days Delinquent	0.26%	21	$192,345.11
91-120 Days Delinquent	0.08%	5	$58,298.83
Over 120 Days Delinquent	0.81%	45	$596,751.16
Total Delinquent Receivables	5.02%	379	$3,698,960.87

Repossession Inventory:
Repossessed in the Current Collection Period		8	$101,635.17
Total Repossessed Inventory		15	$247,610.03

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5874%
Preceding Collection Period			0.6247%
Current Collection Period			0.5807%
Three Month Average			0.5976%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer